Consolidated Statement of Changes in Stockholders' Equity (Deficit) - USD ($)	Total	Common Stock	Additional Paid in Capital	Accumulated Deficit
Balance beginning at Dec. 31, 2015	$ (1,659)	$ 2,500		$ (4,159)
Balance beginning, shares at Dec. 31, 2015		2,500,000
Issuance of Common Stock for cash	355,000	$ 657	354,343
Issuance of Common Stock for cash	500,000	$ 925	499,075
Issuance of Common Stock for cash, shares		925,001
Issuance of Common Stock for acquisition of FMS	27,250	$ 50	27,200
Issuance of Common Stock for acquisition of FMS, shares		50,000
Issuance of Common Stock for services	550	$ 550
Issuance of Common Stock for services, shares		550,000
Issuance of Common Stock for cash, shares		656,751
Issuance of Common Stock for services	1,620,000	$ 3,000	1,617,000
Issuance of Common Stock for services, shares		3,000,000
Issuance of Common Stock for cash	50,000	$ 92	49,908
Issuance of Common Stock for cash, shares		92,500
Issuance of Common Stock for partial conversion of convertible promissory note	272,000	$ 200	271,800
Issuance of Common Stock for partial conversion of convertible promissory note, shares		200,000
Net Loss	(2,189,927)			(2,189,927)
Balance ending at Dec. 31, 2016	633,214	$ 7,974	2,819,326	(2,194,086)
Balance ending, shares at Dec. 31, 2016		7,974,252
Issuance of Common Stock for cash	300,000	$ 550	299,450
Issuance of Common Stock for cash	750,000	$ 1,388	748,612
Issuance of Common Stock for cash, shares		1,387,501
Issuance of Common Stock for services	27,272	$ 50	27,222
Issuance of Common Stock for services, shares		50,000
Issuance of Common Stock for cash, shares		550,001
Issuance of Common Stock for services	5,455	$ 10	5,445
Issuance of Common Stock for services, shares		10,000
Issuance of Common Stock for cash	3,000	$ 3	2,997
Issuance of Common Stock for cash, shares		3,000
Issuance of Common Stock for conversion of interest	25,000	$ 25	24,975
Issuance of Common Stock for conversion of interest, shares		25,000
Issuance of Common Stock for conversion of principal	50,000	$ 50	49,950
Issuance of Common Stock for conversion of principal, shares		50,000
Net Loss	(1,377,416)		(1,377,416)
Balance ending at Dec. 31, 2017	$ 416,525	$ 10,050	$ 3,977,977	$ (3,571,502)
Balance ending, shares at Dec. 31, 2017		10,049,754